STOCK WARRANTS	12 Months Ended
Dec. 31, 2012
Stock Warrants [Abstract]
Stock Warrants [Text Block]

NOTE 11 – STOCK WARRANTS

The following table summarizes information with respect to outstanding warrants to purchase common stock of the Company, all of which were exercisable, at December 31, 2012:

Exercise	Number	Expiration
Price	Outstanding	Date
$0.40	8,904,167	December 2013
0.60	8,904,167	December 2017
$1.00	305,750	January 2014 to January 2015
1.25	7,084,542	January 2017 to March 2019
	25,198,626

On January 20, 2012, the Company issued an aggregate of 275,000 and 30,750 warrants to purchase the Company's common stock at an exercise price of $1.00 per share expiring five and seven years from the date of issuance to convertible debenture holders and debenture placement agents, respectively (see Note 5).

In connection with the January and March 2012 Financing, the Company issued to investors an aggregate of 4,302,950 and 2,314,815 warrants, respectively, to purchase the Company's common stock at an exercise price of $1.25 per share expiring five years from the date of issuance. In addition, the Company issued an aggregate of 235,295 and 231,482 warrants to purchase the Company's common stock at an exercise price of $1.25 per share expiring seven years from the date of issuance to placement agents. These warrants contained certain anti-dilutive provisions and are covered under a registration rights agreement (see Note 6).

In connection with the December 2012 Financing, the Company issued to investors of 8,904,167 and 8,904,167 Class A warrants and Class B warrants, respectively to purchase the Company's common stock. The Class A warrant is exercisable at $0.60 per share expiring five years from the date of issuance and may be exercised on a cashless basis under certain circumstances. The Class B warrant is exercisable at $0.40 per share expiring one year from the date of issuance. These warrants are covered under a registration rights agreement (see Note 8).